Other Comprehensive Loss - Reclassified from Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reclassification from accumulated other comprehensive loss
Amortization of pension and other postretirement benefits	$ 92	$ 12	$ 27
Total before tax	(118)	(105)	(93)
Income tax (expense) benefit	(63)	31	(12)
Net loss	(181)	(74)	$ (105)
Reclassification out of Accumulated Other Comprehensive Income
Reclassification from accumulated other comprehensive loss
Income tax (expense) benefit	0	0
Net loss	3	13
Reclassification out of Accumulated Other Comprehensive Income | Pension and other postretirement benefits adjustments, net of tax
Reclassification from accumulated other comprehensive loss
Total before tax	3	13
Reclassification out of Accumulated Other Comprehensive Income | Actuarial loss
Reclassification from accumulated other comprehensive loss
Amortization of pension and other postretirement benefits	2	12
Reclassification out of Accumulated Other Comprehensive Income | Prior service cost
Reclassification from accumulated other comprehensive loss
Amortization of pension and other postretirement benefits	$ 1	$ 1